UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31st, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Yacktman Asset Management Co.
Address: 6300 Bridgepoint Parkway
	 Building One, Suite 320
	 Austin, TX 78730

13F File Number:  28-3760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Kent Arnett
Title:    Chief Compliance Officer
Phone:    512-767-6700
Signature, Place, and Date of Signing:



Kent Arnett,    Austin, TX   May 5th, 2012

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

  FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:  63
Form 13F Information Table Value Total:   $14643105
List of Other Included Managers:

 No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Altria Group Inc.              common           02209S103     1284    41600 SH       SOLE                                      41600
American Express               common           025816109    15130   261500 SH       SOLE                   250000             11500
Apollo Group Inc.              common           037604105   216452  5601770 SH       SOLE                  5564670             37100
Avon Products, Inc.            common           054303102   314248 16231810 SH       SOLE                 16214860             16950
BNY Mellon Corp.               common           064058100   186420  7725666 SH       SOLE                  7725416               250
Bank of America Corp           common           060505104    53544  5595000 SH       SOLE                  5595000
Becton Dickinson               common           075887109   162526  2093054 SH       SOLE                  2055654             37400
Berkshire Hath A               common           084670108    15725      129 SH       SOLE                                        129
Berkshire Hath B               common           084670702     3341    41165 SH       SOLE                                      41165
C.R. Bard, Inc.                common           067383109   667638  6762949 SH       SOLE                  6749649             13300
Cisco Systems Inc.             common           17275R102   709949 33567350 SH       SOLE                 33465150            102200
Clorox Company                 common           189054109   379684  5522680 SH       SOLE                  5466621             56059
Coca-Cola Co.                  common           191216100   519393  7017876 SH       SOLE                  6828618            189258
Colgate-Palmolive              common           194162103    92950   950600 SH       SOLE                   950000               600
Comcast Corp. A                common           20030N200   286288  9701386 SH       SOLE                  9604386             97000
ConocoPhillips                 common           20825C104   386516  5085067 SH       SOLE                  5068817             16250
Corning Inc.                   common           219350105   185946 13206404 SH       SOLE                 13094404            112000
Covidien Ltd.                  common           G2554F113    91774  1678375 SH       SOLE                  1665000             13375
Ebay Inc.                      common           278642103    46112  1250000 SH       SOLE                  1250000
Equifax Inc                    common           294429105     2341    52900 SH       SOLE                                      52900
Exelon Corp                    common           30161N101      769    19600 SH       SOLE                                      19600
Exxon Mobil Corp.              common           30231G102   187849  2165906 SH       SOLE                  2155906             10000
Goldman Sachs Grp              common           38141G104    84136   676500 SH       SOLE                   676500
H&R Block Inc.                 common           093671105   213966 12991248 SH       SOLE                 12900748             90500
Hewlett-Packard                common           428236103   258381 10842693 SH       SOLE                 10794293             48400
Intel Corporation              common           458140100    72383  2575000 SH       SOLE                  2575000
Janus Capital Grp              common           47102X105    45575  5115000 SH       SOLE                  5115000
Johnson & Johnson              common           478160104   495290  7508940 SH       SOLE                  7410275             98665
Lancaster Colony               common           513847103    30572   460000 SH       SOLE                   460000
Leucadia National              common           527288104      390    14950 SH       SOLE                                      14950
Liberty Int. Corp.             common           53071M104    80909  4238281 SH       SOLE                  4111980            126301
Markel Corp                    common           570535104      359      800 SH       SOLE                                        800
Medtronic Inc.                 common           585055106    15676   400000 SH       SOLE                   400000
Microsoft Corp.                common           594918104   979642 30376482 SH       SOLE                 30100162            276320
News Corp CL B                 common           65248E203     1990    99600 SH       SOLE                    19600             80000
News Corp Cl A                 common           65248E104  1518353 77112902 SH       SOLE                 76699702            413200
Northern Trust Corp.           common           665859104    26572   560000 SH       SOLE                   560000
Patterson Companies            common           703395103   100000  2994000 SH       SOLE                  2994000
Paychex, Inc.                  common           704326107      452    14600 SH       SOLE                                      14600
PepsiCo, Inc.                  common           713448108  1588747 23944950 SH       SOLE                 23773900            171050
Pfizer Inc.                    common           717081103   398793 17598994 SH       SOLE                 17452644            146350
Philip Morris Intl             common           718172109     3827    43189 SH       SOLE                                      43189
Procter & Gamble               common           742718109  1457529 21686199 SH       SOLE                 21544989            141210
Research in Motion             common           760975102   141989  9652516 SH       SOLE                  9641616             10900
Resource America               common           761195205     9758  1546462 SH       SOLE                  1509862             36600
Staples Inc.                   common           855030102    36162  2235000 SH       SOLE                  2235000
State Street Corp              common           857477103    85722  1884000 SH       SOLE                  1884000
Stryker Corporation            common           863667101   308890  5567594 SH       SOLE                  5519594             48000
Sysco Corporation              common           871829107   762714 25542997 SH       SOLE                 25409547            133450
TJX Companies Inc.             common           872540109      775    19526 SH       SOLE                                      19526
Tesco Plc                      common           881575302     2159   136500 SH       SOLE                                     136500
The Bancorp Inc.               common           05969A105    24211  2411466 SH       SOLE                  2139779            271687
Toyota Ind. ADR                common           892330101    36907  1216857 SH       SOLE                  1216857
U.S. Bancorp                   common           902973304   404270 12761040 SH       SOLE                 12651922            109118
United Parcel Service          common           911312106     2284    28301 SH       SOLE                                      28301
UnitedHealth Group             common           91324P102   143688  2437863 SH       SOLE                  2437363               500
Viacom Inc Cl B                common           92553P201   566747 11941567 SH       SOLE                 11784442            157125
Viacom Inc. Cl A               common           92553P102     1142    21975 SH       SOLE                                      21975
Wal-Mart Stores                common           931142103   211057  3448648 SH       SOLE                  3397047             51601
Walgreen Company               common           931422109     1745    52100 SH       SOLE                                      52100
Wells Fargo & Co               common           949746101      655    19200 SH       SOLE                                      19200
Western Union                  common           959802109     2469   140300 SH       SOLE                                     140300
WisdomTree Japan SmCap Div                      97717W836      337 7400.000 SH       SOLE                 7400.000